Fair Value of Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 3 – FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Fair Value Measurements and Fair Value of Financial Instruments

FASB ASC 820 - Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosures about the fair value of all financial instruments, whether or not recognized, for financial statement purposes. Disclosures about the fair value of financial instruments are based on pertinent information available to the Company on December 31, 2025 and 2024. Accordingly, the estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that could be realized on disposition of the financial instruments. FASB ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

Level 1 -	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 -	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 -	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying value of certain financial instruments, including cash and cash equivalents, prepaid expenses and other current assets, and accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

The Company analyzes all financial instruments with features of both liabilities and equity under the Financial Accounting Standard Board’s (the “FASB”) accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following table represents the Company’s fair value hierarchy of its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	December 31, 2025				December 31, 2024
Description	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-term investments	$1,963,103	$146,962	$-	$2,110,065	$3,174,724	$-	$-	$3,174,724
Crypto assets, at fair value	$221,817	$-	$-	$221,817	$-	$-	$-	$-

The Company’s short-term investments consist of marketable debt securities, which are categorized as Level 1 measurements based on redemption values and an interest in the tokenized investment fund (“T12 Fund”), which is a Level 2 measurement based on the Net Asset Value (“NAV”) provided by the fund administrator.

See Note 4 for information related to crypto assets.

Short-Term Investments – Debt Securities, at Fair Value and Tokenized Fund (T12 Fund), at Fair Value

The following table summarizes activity in the Company’s short-term investments, at fair value for the years presented:

	Year Ended December 31,	Year Ended December 31,
	2025	2024
Balance, beginning of year	$3,174,724	$4,140,880
Additions	246,914	175,543
Sales of short-term debt investments	(1,315,653)	(1,149,320)
Net realized gain (loss) on the sale of short-term investments	3,911	(1,025)
Unrealized gain, net	169	8,646
Balance, end of year	$2,110,065	$3,174,724